AB Global Risk Allocation Fund, Inc.

Consolidated Portfolio of Investments

August 31, 2022 (unaudited)

	Principal Amount (000)		U.S. $ Value

INFLATION-LINKED SECURITIES – 40.5%
Japan – 9.0%
Japanese Government CPI Linked Bond Series 21 0.10%, 03/10/2026	JPY	2,491,417	$18,698,760

United States – 31.5%
U.S. Treasury Inflation Index 0.375%, 07/15/2025 (TIPS)(a)	U.S.$	59,381	58,777,618
0.375%, 01/15/2027 (TIPS)		6,903	6,812,453

			65,590,071

Total Inflation-Linked Securities (cost $90,593,271)			84,288,831

	Shares

COMMON STOCKS – 29.4%
Information Technology – 5.0%
Communications Equipment – 0.2%
Cisco Systems, Inc.		2,148	96,059
F5, Inc.(b)		462	72,562
Juniper Networks, Inc.		2,077	59,028
Motorola Solutions, Inc.		840	204,464
Nokia Oyj		5,115	25,776
Telefonaktiebolaget LM Ericsson - Class B		4,594	34,356

			492,245

Electronic Equipment, Instruments & Components – 0.4%
Amphenol Corp. - Class A		2,168	159,413
Arrow Electronics, Inc.(b)		775	81,228
Avnet, Inc.		1,566	68,732
CDW Corp./DE		1,016	173,431
Corning, Inc.		2,176	74,680
Flex Ltd.(b)		3,294	58,666
Hexagon AB - Class B		5,852	59,802
TE Connectivity Ltd.		878	110,812
Teledyne Technologies, Inc.(b)		130	47,887
Trimble, Inc.(b)		1,320	83,490
Vontier Corp.		269	5,897

			924,038

IT Services – 1.4%
Accenture PLC - Class A		613	176,826
Akamai Technologies, Inc.(b)		806	72,766
Amadeus IT Group SA(b)		787	41,545
Atos SE(b)		247	2,492
Automatic Data Processing, Inc.		831	203,105
Black Knight, Inc.(b)		362	23,950
Bread Financial Holdings, Inc.		215	8,262
Broadridge Financial Solutions, Inc.		1,174	200,954
Capgemini SE		360	62,200
Capita PLC(b)		1,612	484

Company	Shares	U.S. $ Value

CGI, Inc.(b)	1,595	$126,303
Cognizant Technology Solutions Corp. - Class A	1,099	69,424
DXC Technology Co.(b)	635	15,735
Edenred	463	23,418
Fidelity National Information Services, Inc.	1,949	178,080
Fiserv, Inc.(b)	2,368	239,618
FleetCor Technologies, Inc.(b)	249	52,920
Gartner, Inc.(b)	575	164,059
Global Payments, Inc.	1,430	177,649
International Business Machines Corp.	502	64,482
Kyndryl Holdings, Inc.(b)	100	1,042
Mastercard, Inc. - Class A	649	210,516
Paychex, Inc.	1,472	181,556
PayPal Holdings, Inc.(b)	1,263	118,015
Sabre Corp.(b) (c)	2,420	17,400
VeriSign, Inc.(b)	824	150,149
Visa, Inc. - Class A(c)	718	142,674
Western Union Co. (The)	3,117	46,194
Worldline SA/France(b)(d)	725	31,061

		2,802,879

Semiconductors & Semiconductor Equipment – 1.1%
Advanced Micro Devices, Inc.(b)	3,412	289,576
Analog Devices, Inc.	1,478	223,961
Applied Materials, Inc.	967	90,966
ASML Holding NV	269	131,303
Broadcom, Inc.	205	102,318
Infineon Technologies AG	1,599	39,126
Intel Corp.	1,884	60,137
KLA Corp.	609	209,575
Lam Research Corp.	384	168,157
Marvell Technology, Inc.	2,554	119,578
Microchip Technology, Inc.	1,578	102,965
Micron Technology, Inc.	1,172	66,253
NVIDIA Corp.	1,024	154,563
NXP Semiconductors NV	516	84,923
Qorvo, Inc.(b)	444	39,862
QUALCOMM, Inc.	984	130,154
Skyworks Solutions, Inc.	431	42,475
STMicroelectronics NV	1,365	47,571
Texas Instruments, Inc.	847	139,933

		2,243,396

Software – 1.6%
Adobe, Inc.(b)	449	167,675
ANSYS, Inc.(b)	635	157,671
Autodesk, Inc.(b)	395	79,687
BlackBerry Ltd.(b)	2,745	16,303
Cadence Design Systems, Inc.(b)	1,796	312,091
Cerence, Inc.(b)	343	6,863
Citrix Systems, Inc.(b)	604	62,073
Constellation Software, Inc./Canada	106	159,565
Dassault Systemes SE	3,230	124,559
Fortinet, Inc.(b)	5,115	249,049

Company	Shares	U.S. $ Value

Intuit, Inc.	570	$246,115
Micro Focus International PLC (Sponsored ADR)(c)	345	2,080
Microsoft Corp.	995	260,163
NortonLifeLock, Inc.	1,835	41,453
Open Text Corp.	1,658	52,226
Oracle Corp.	1,536	113,894
Palo Alto Networks, Inc.(b)	297	165,373
Roper Technologies, Inc.	184	74,075
Sage Group PLC (The)	5,404	44,792
Salesforce, Inc.(b)	534	83,368
SAP SE	466	39,689
ServiceNow, Inc.(b)	428	186,017
Splunk, Inc.(b)	575	51,767
Synopsys, Inc.(b)	974	337,023
VMware, Inc. - Class A	1,129	130,998
Workday, Inc. - Class A(b)	384	63,191

		3,227,760

Technology Hardware, Storage & Peripherals – 0.3%
Apple, Inc.	1,628	255,954
Dell Technologies, Inc. - Class C	1,368	52,381
Hewlett Packard Enterprise Co.	3,043	41,385
HP, Inc.	2,579	74,043
NetApp, Inc.	1,082	78,045
Seagate Technology Holdings PLC	978	65,487
Topicus.com, Inc.(b)	197	10,200
Western Digital Corp.(b)	465	19,651
Xerox Holdings Corp.	1,717	28,536

		625,682

		10,316,000

Financials – 3.9%
Banks – 0.8%
ABN AMRO Bank NV(d)	1,125	10,808
Banco Bilbao Vizcaya Argentaria SA	3,189	14,310
Banco de Sabadell SA	16,277	11,194
Banco Santander SA	3,967	9,603
Bank of America Corp.	1,350	45,373
Bank of Ireland Group PLC	2,334	14,381
Bank of Montreal	747	68,964
Bank of Nova Scotia (The)	862	47,663
Bankinter SA	3,395	17,399
Barclays PLC	10,110	19,277
BNP Paribas SA	331	15,463
CaixaBank SA	8,772	26,487
Canadian Imperial Bank of Commerce	1,168	55,236
Citigroup, Inc.	564	27,529
Citizens Financial Group, Inc.	745	27,327
Comerica, Inc.	403	32,361
Commerzbank AG(b)	2,045	13,607
Credit Agricole SA	1,641	15,103
Danske Bank A/S(b)	858	11,457
DNB Bank ASA	1,818	34,567
Erste Group Bank AG	821	18,462
Fifth Third Bancorp	1,167	39,853

Company	Shares	U.S. $ Value

First Citizens BancShares, Inc./NC - Class A	43	$34,914
First Republic Bank/CA	402	61,036
HSBC Holdings PLC	5,317	32,576
Huntington Bancshares, Inc./OH	2,387	31,986
ING Groep NV	1,574	13,795
Intesa Sanpaolo SpA	18,206	31,341
JPMorgan Chase & Co.	448	50,951
KBC Group NV	411	19,602
KeyCorp	1,685	29,808
Lloyds Banking Group PLC	36,308	18,399
M&T Bank Corp.	648	117,793
National Bank of Canada	1,132	74,892
Natwest Group PLC(b)	6,427	18,341
Nedbank Group Ltd.	441	5,205
Nordea Bank Abp	3,090	28,650
Nordea Bank Abp (Finland)	88	816
PNC Financial Services Group, Inc. (The)	291	45,978
Raiffeisen Bank International AG(b)	1,044	13,183
Regions Financial Corp.	1,804	39,093
Royal Bank of Canada	718	66,768
Signature Bank/New York NY	215	37,487
Skandinaviska Enskilda Banken AB - Class A	3,315	33,046
Societe Generale SA	422	9,303
Standard Chartered PLC	2,940	20,363
Svenska Handelsbanken AB - Class A	2,923	23,940
Swedbank AB - Class A	1,696	21,921
Toronto-Dominion Bank (The)	1,045	67,227
Truist Financial Corp.	1,653	77,427
UniCredit SpA	1,079	10,559
US Bancorp	800	36,488
Wells Fargo & Co.	690	30,160

		1,679,472

Capital Markets – 1.1%
3i Group PLC	4,463	62,822
Abrdn PLC	11,793	20,042
Affiliated Managers Group, Inc.	225	28,656
Ameriprise Financial, Inc.	250	67,002
Bank of New York Mellon Corp. (The)	853	35,425
BlackRock, Inc.	109	72,637
Brookfield Asset Management, Inc. - Class A	41	1,973
Brookfield Asset Management, Inc. - Class A (Canada)	1,867	89,814
Charles Schwab Corp. (The)	1,564	110,966
CI Financial Corp.	2,261	24,790
CME Group, Inc.	377	73,745
Credit Suisse Group AG (REG)(b)	1,310	6,760
Deutsche Bank AG (REG)	1,113	9,286
Deutsche Boerse AG	355	60,021
Franklin Resources, Inc.	837	21,821
Goldman Sachs Group, Inc. (The)	162	53,893
Hargreaves Lansdown PLC	1,868	17,685
IGM Financial, Inc.	1,289	35,087
Intercontinental Exchange, Inc.	727	73,318
Invesco Ltd.	1,109	18,265
Investec PLC	4,737	22,848
Jefferies Financial Group, Inc.	1,464	46,980
Julius Baer Group Ltd.(b)	634	30,635
London Stock Exchange Group PLC	1,249	117,158

Company	Shares	U.S. $ Value

Moody’s Corp.	325	$92,469
Morgan Stanley	1,891	161,151
MSCI, Inc.	361	162,176
Nasdaq, Inc.	2,259	134,478
Ninety One PLC	3,019	6,927
Northern Trust Corp.	412	39,177
Onex Corp.	648	32,046
Partners Group Holding AG	68	65,637
Quilter PLC(d)	2,789	3,410
Raymond James Financial, Inc.	627	65,440
S&P Global, Inc.	625	220,112
Schroders PLC	944	29,364
SEI Investments Co.	695	38,016
St. James’s Place PLC	2,130	27,264
State Street Corp.	421	28,775
T. Rowe Price Group, Inc.	627	75,240
UBS Group AG (REG)	1,814	28,746

		2,312,057

Consumer Finance – 0.2%
Ally Financial, Inc.	1,228	40,770
American Express Co.	516	78,432
Capital One Financial Corp.	376	39,788
Discover Financial Services	568	57,078
Navient Corp.	1,339	20,607
Provident Financial PLC	1,368	2,742
Synchrony Financial	1,033	33,831

		273,248

Diversified Financial Services – 0.2%
Berkshire Hathaway, Inc. - Class B(b)	231	64,865
Element Fleet Management Corp.	3,194	40,224
EXOR NV	480	28,898
Groupe Bruxelles Lambert SA	1,242	93,891
Industrivarden AB - Class A	44	975
Industrivarden AB - Class C	1,828	40,103
Investor AB - Class B	3,608	56,866
Jackson Financial, Inc. - Class A	38	1,188
Kinnevik AB - Class B(b)	1,368	19,468
L E Lundbergforetagen AB - Class B	856	35,354
M&G PLC	1,555	3,529
Voya Financial, Inc.	775	47,686
Wendel SE	294	23,100

		456,147

Diversified Telecommunication Services – 0.0%
Eurazeo SE	635	37,922

Insurance – 1.6%
Admiral Group PLC	1,243	30,576
Aegon NV	4,545	20,312
Aflac, Inc.	1,388	82,475
Ageas SA/NV	832	33,759
Alleghany Corp.(b)	66	55,518
Allianz SE (REG)	222	37,526
Allstate Corp. (The)	643	77,481
American International Group, Inc.	720	37,260
Aon PLC - Class A	435	121,478

Company	Shares	U.S. $ Value

Arch Capital Group Ltd.(b)	1,779	$81,336
Arthur J Gallagher & Co.	958	173,944
Assicurazioni Generali SpA	1,915	28,087
Assurant, Inc.	420	66,566
Aviva PLC	3,940	19,114
Axis Capital Holdings Ltd.	710	37,737
Baloise Holding AG (REG)	288	41,564
Brighthouse Financial, Inc.(b)	60	2,853
Brookfield Asset Management Reinsurance Partners Ltd. - Class A(b)	12	579
Chubb Ltd.	371	70,138
Cincinnati Financial Corp.	705	68,357
Direct Line Insurance Group PLC	8,791	20,938
Everest Re Group Ltd.	214	57,577
Fairfax Financial Holdings Ltd.	85	42,375
Fidelity National Financial, Inc.	1,183	46,255
Gjensidige Forsikring ASA	2,409	48,885
Globe Life, Inc.	598	58,120
Great-West Lifeco, Inc.	2,017	47,378
Hannover Rueck SE	383	56,449
Hartford Financial Services Group, Inc. (The)	878	56,464
iA Financial Corp., Inc.	1,008	54,147
Intact Financial Corp.	960	139,064
Legal & General Group PLC	13,473	39,463
Lincoln National Corp.	446	20,543
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	3,395	3,669
Loews Corp.	1,014	56,084
Manulife Financial Corp.	2,171	37,557
Mapfre SA	8,898	14,761
Markel Corp.(b)	39	46,570
Marsh & McLennan Cos., Inc.	753	121,512
MetLife, Inc.	661	42,522
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	212	50,651
NN Group NV	985	40,481
Old Mutual Ltd.	9,763	5,830
Poste Italiane SpA(d)	5,111	40,847
Power Corp. of Canada	3,725	95,780
Principal Financial Group, Inc.	589	44,034
Progressive Corp. (The)	1,147	140,680
Prudential Financial, Inc.	336	32,172
Prudential PLC	1,555	16,320
Reinsurance Group of America, Inc.	376	47,135
RenaissanceRe Holdings Ltd.	388	52,481
Sampo Oyj - Class A	886	40,083
SCOR SE	791	13,090
Sun Life Financial, Inc.	1,344	59,210
Swiss Life Holding AG (REG)	132	68,993
Swiss Re AG	469	36,467
Travelers Cos., Inc. (The)	464	75,001
Trisura Group Ltd.(b)	28	741
Tryg A/S	4,038	91,242
UnipolSai Assicurazioni SpA	12,165	27,017
Unum Group	830	31,416
Willis Towers Watson PLC	352	72,804
WR Berkley Corp.	1,653	107,114

Company	Shares	U.S. $ Value

Zurich Insurance Group AG	154	$68,360

		3,354,942

Mortgage Real Estate Investment Trusts (REITs) – 0.0%
AGNC Investment Corp.	2,408	28,776
Annaly Capital Management, Inc.	3,658	23,594

		52,370

Thrifts & Mortgage Finance – 0.0%
New York Community Bancorp, Inc.(c)	3,312	32,424

		8,198,582

Health Care – 3.3%
Biotechnology – 0.3%
AbbVie, Inc.	1,379	185,420
Alkermes PLC(b)	331	7,835
Amgen, Inc.	320	76,896
Biogen, Inc.(b)	169	33,019
BioMarin Pharmaceutical, Inc.(b)	341	30,417
Genmab A/S(b)	279	99,315
Gilead Sciences, Inc.	703	44,620
Grifols SA(b)	2,271	27,453
Idorsia Ltd.(b)	213	3,333
Incyte Corp.(b)	189	13,311
Regeneron Pharmaceuticals, Inc.(b)	66	38,350
Seagen, Inc.(b)	303	46,750
United Therapeutics Corp.(b)	217	49,177
Vertex Pharmaceuticals, Inc.(b)	246	69,313

		725,209

Health Care Equipment & Supplies – 0.9%
Abbott Laboratories	1,269	130,263
Alcon, Inc.	184	12,115
Align Technology, Inc.(b)	301	73,354
Arjo AB - Class B	2,759	12,391
Baxter International, Inc.	1,040	59,759
Becton Dickinson and Co.	362	91,376
Boston Scientific Corp.(b)	1,769	71,308
Coloplast A/S - Class B	742	84,759
Cooper Cos., Inc. (The)	246	70,710
Demant A/S(b)	2,432	74,916
DENTSPLY SIRONA, Inc.	989	32,410
Dexcom, Inc.(b)	1,720	141,401
Edwards Lifesciences Corp.(b)	960	86,496
Embecta Corp.(c)	72	2,298
Getinge AB - Class B	2,759	51,101
Hologic, Inc.(b)	1,129	76,275
IDEXX Laboratories, Inc.(b)	330	114,715
Intuitive Surgical, Inc.(b)	549	112,951
Koninklijke Philips NV	488	8,105
Medtronic PLC	683	60,049
ResMed, Inc.	778	171,098
Smith & Nephew PLC	4,175	49,110

Company	Shares	U.S. $ Value
Sonova Holding AG (REG)	435	$114,611
Stryker Corp.	486	99,727
Teleflex, Inc.	270	61,090
Zimmer Biomet Holdings, Inc.	375	39,870
Zimvie, Inc.(b) (c)	37	563

		1,902,821

Health Care Providers & Services – 0.7%
AmerisourceBergen Corp.	482	70,642
Cardinal Health, Inc.	702	49,645
Centene Corp.(b)	956	85,792
Cigna Corp.	492	139,457
Covetrus, Inc.(b)	280	5,844
CVS Health Corp.	1,161	113,952
DaVita, Inc.(b)	632	53,903
Elevance Health, Inc.	274	132,920
Fresenius Medical Care AG & Co. KGaA	755	25,851
Fresenius SE & Co. KGaA	693	17,144
HCA Healthcare, Inc.	514	101,705
Henry Schein, Inc.(b)	702	51,534
Humana, Inc.	169	81,421
Laboratory Corp. of America Holdings	407	91,685
McKesson Corp.	241	88,447
Mediclinic International PLC	5,230	30,391
MEDNAX, Inc.(b)	637	11,351
Patterson Cos., Inc.	1,039	28,978
Quest Diagnostics, Inc.	556	69,672
UnitedHealth Group, Inc.	310	160,992
Universal Health Services, Inc. - Class B	362	35,418

		1,446,744

Life Sciences Tools & Services – 0.6%
Agilent Technologies, Inc.	816	104,652
Danaher Corp.	776	209,450
Eurofins Scientific SE	1,160	80,258
Illumina, Inc.(b)	183	36,900
IQVIA Holdings, Inc.(b)	646	137,379
Lonza Group AG (REG)	278	148,263
Mettler-Toledo International, Inc.(b)	105	127,308
QIAGEN NV(b)	1,521	68,987
Thermo Fisher Scientific, Inc.	346	188,681
Waters Corp.(b)	286	85,400

		1,187,278

Pharmaceuticals – 0.8%
AstraZeneca PLC	729	90,172
AstraZeneca PLC (Sponsored ADR)	492	30,691
Bausch Health Cos., Inc.(b)	834	5,004
Bayer AG	526	27,819
Bristol-Myers Squibb Co.	1,220	82,240
Eli Lilly & Co.	693	208,752
EUROAPI SASU(b)	26	405
GSK PLC	2,919	46,660
Hikma Pharmaceuticals PLC	2,641	40,251
Jazz Pharmaceuticals PLC(b)	223	34,614
Johnson & Johnson	554	89,382

Company	Shares	U.S. $ Value
Merck & Co., Inc.	863	$73,666
Merck KGaA	536	92,074
Novartis AG (REG)	923	74,660
Novo Nordisk A/S - Class B	1,284	137,277
Organon & Co.	86	2,454
Orion Oyj - Class B	948	42,982
Perrigo Co. PLC	428	16,016
Pfizer, Inc.	2,016	91,184
Roche Holding AG (Genusschein)	268	86,361
Sanofi	604	49,377
Takeda Pharmaceutical Co., Ltd. (Sponsored ADR)(c)	1,184	16,280
UCB SA	558	39,209
Viatris, Inc.	1,277	12,195
Vifor Pharma AG	380	70,411
Zoetis, Inc.	996	155,904

		1,616,040

		6,878,092

Industrials – 3.1%
Aerospace & Defense – 0.5%
Airbus SE	181	17,737
Babcock International Group PLC(b)	1,434	5,469
BAE Systems PLC	2,639	23,767
Boeing Co. (The)(b)	219	35,095
Bombardier, Inc. - Class B(b)	292	7,266
CAE, Inc.(b)	2,809	51,288
Dassault Aviation SA	110	15,106
General Dynamics Corp.	241	55,172
Howmet Aerospace, Inc.	824	29,194
Huntington Ingalls Industries, Inc.	180	41,447
L3Harris Technologies, Inc.	1,019	232,526
Leonardo SpA	684	5,598
Lockheed Martin Corp.	198	83,182
Meggitt PLC(b)	2,664	24,690
Northrop Grumman Corp.	198	94,642
Raytheon Technologies Corp.	1,280	114,880
Rolls-Royce Holdings PLC(b)	5,507	4,908
Safran SA	174	17,740
Textron, Inc.	720	44,913
Thales SA	192	23,148
TransDigm Group, Inc.	93	55,836

		983,604

Air Freight & Logistics – 0.2%
CH Robinson Worldwide, Inc.	534	60,956
Deutsche Post AG (REG)	500	18,250
DSV A/S	295	43,591
Expeditors International of Washington, Inc.	744	76,550
FedEx Corp.	189	39,843
Royal Mail PLC	3,581	11,426
United Parcel Service, Inc. - Class B	471	91,614

		342,230

Airlines – 0.0%
American Airlines Group, Inc.(b) (c)	507	6,586

Company	Shares	U.S. $ Value
Delta Air Lines, Inc.(b)	566	$17,586
Deutsche Lufthansa AG (REG)(b)	1,312	7,800
easyJet PLC(b)	1,301	5,405
International Consolidated Airlines Group SA(b)	4,711	5,911
Southwest Airlines Co.(b)	528	19,378
United Airlines Holdings, Inc.(b)	315	11,028

		73,694

Building Products – 0.2%
A O Smith Corp.	711	40,136
Assa Abloy AB - Class B	848	17,175
Carrier Global Corp.	587	22,963
Cie de Saint-Gobain	254	10,231
Fortune Brands Home & Security, Inc.	681	41,834
Geberit AG (REG)	50	23,102
Johnson Controls International PLC	1,024	55,439
Masco Corp.	1,061	53,973
Otis Worldwide Corp.	293	21,161
Resideo Technologies, Inc.(b)	63	1,312
Trane Technologies PLC	469	72,259

		359,585

Commercial Services & Supplies – 0.3%
Cintas Corp.	386	157,040
G4S PLC(b) (e) (f)	3,969	11,296
ISS A/S(b)	413	7,231
Republic Services, Inc.	966	137,868
Securitas AB - Class B	1,405	12,303
Societe BIC SA	160	9,102
Stericycle, Inc.(b)	372	18,634
Waste Connections, Inc.	891	124,009
Waste Management, Inc.	916	154,832

		632,315

Construction & Engineering – 0.1%
ACS Actividades de Construccion y Servicios SA	558	12,432
Boskalis Westminster	549	18,210
Bouygues SA	319	9,371
Eiffage SA	192	16,887
Epiroc AB - Class A	436	6,671
Epiroc AB - Class B	520	7,079
Ferrovial SA	1,074	26,930
Fluor Corp.(b)	716	18,931
HOCHTIEF AG	79	3,901
Orascom Construction PLC	173	580
Skanska AB - Class B	763	11,272
SNC-Lavalin Group, Inc.	1,097	21,224
Vinci SA	175	16,144

		169,632

Electrical Equipment – 0.2%
ABB Ltd. (REG)	788	21,720
Acuity Brands, Inc.	140	22,950
AMETEK, Inc.	672	80,747
Eaton Corp. PLC	547	74,742
Emerson Electric Co.	688	56,237

Company	Shares	U.S. $ Value
Legrand SA	296	$21,417
nVent Electric PLC	481	15,854
Prysmian SpA	537	16,477
Rockwell Automation, Inc.	235	55,681
Schneider Electric SE	198	23,534
Sensata Technologies Holding PLC	858	34,560
Siemens Energy AG(b)	59	868
Vestas Wind Systems A/S	760	19,016

		443,803

Industrial Conglomerates – 0.1%
3M Co.	284	35,315
DCC PLC	173	9,957
General Electric Co.	199	14,614
Honeywell International, Inc.	378	71,574
Melrose Industries PLC	8,829	13,933
Siemens AG (REG)	118	11,953
Smiths Group PLC	1,381	23,858

		181,204

Machinery – 0.5%
AGCO Corp.	496	53,920
Alfa Laval AB	849	22,641
Alstom SA	671	13,751
ANDRITZ AG	354	16,304
Atlas Copco AB - Class A	1,744	17,703
Atlas Copco AB - Class B	2,080	18,940
Caterpillar, Inc.	323	59,661
CNH Industrial NV	1,193	14,525
Cummins, Inc.	221	47,597
Daimler Truck Holding AG(b)	174	4,449
Deere & Co.	289	105,557
Dover Corp.	428	53,483
Electrolux Professional AB - Class B	748	3,715
Flowserve Corp.	599	18,252
Fortive Corp.	674	42,684
GEA Group AG	378	13,149
Husqvarna AB - Class B	2,521	16,962
Illinois Tool Works, Inc.	349	67,996
IMI PLC	1,187	15,787
Ingersoll Rand, Inc.	413	19,564
Iveco Group NV(b)	238	1,203
Kone Oyj - Class B	326	13,038
Middleby Corp. (The)(b)	251	36,099
PACCAR, Inc.	502	43,930
Parker-Hannifin Corp.	211	55,915
Pentair PLC	481	21,405
Sandvik AB	907	14,141
Schindler Holding AG	78	13,588
Schindler Holding AG (REG)	81	13,680
SKF AB - Class B	706	10,585
Snap-on, Inc.	233	50,761
Stanley Black & Decker, Inc.	329	28,985
Valmet Oyj	128	3,244
Volvo AB - Class B	910	14,415
Wartsila OYJ Abp	732	6,036
Weir Group PLC (The)	503	8,471
Westinghouse Air Brake Technologies Corp.	457	40,056

Company	Shares	U.S. $ Value
Xylem, Inc./NY	796	$72,516

		1,074,708

Marine – 0.0%
AP Moller - Maersk A/S - Class A	10	23,361
AP Moller - Maersk A/S - Class B	9	21,592
Kuehne & Nagel International AG	139	32,125

		77,078

Professional Services – 0.4%
Adecco Group AG (REG)(b)	233	7,386
Bureau Veritas SA	963	23,902
CoStar Group, Inc.(b)	2,870	199,867
Equifax, Inc.	383	72,291
Experian PLC	1,125	34,139
Intertek Group PLC	254	11,658
Jacobs Solutions, Inc.(b)	615	76,617
ManpowerGroup, Inc.	340	24,929
Nielsen Holdings PLC	827	23,024
Randstad NV	258	12,015
RELX PLC	1,139	29,808
RELX PLC (London)	1,122	29,424
Robert Half International, Inc.	701	53,956
SGS SA (REG)	10	22,022
Thomson Reuters Corp.	1,197	131,808
Verisk Analytics, Inc.	637	119,221
Wolters Kluwer NV	490	47,918

		919,985

Road & Rail – 0.3%
AMERCO	94	49,413
Canadian National Railway Co.	661	78,609
Canadian Pacific Railway Ltd. (Canada)	1,400	104,807
Canadian Pacific Railway Ltd. (United States)	960	71,866
CSX Corp.	1,578	49,944
JB Hunt Transport Services, Inc.	438	76,221
Norfolk Southern Corp.	311	75,613
Union Pacific Corp.	324	72,741

		579,214

Trading Companies & Distributors – 0.2%
AerCap Holdings NV(b)	317	13,964
Ashtead Group PLC	560	27,512
Brenntag SE	322	21,113
Bunzl PLC	677	22,452
Fastenal Co.	1,510	75,998
Ferguson PLC	296	34,279
Finning International, Inc.	1,846	39,777
Rexel SA(b)	970	15,755
Travis Perkins PLC	697	6,855
United Rentals, Inc.(b)	195	56,948
WW Grainger, Inc.	196	108,768

		423,421

Transportation Infrastructure – 0.1%
Aena SME SA(b) (d)	131	16,089

Company	Shares	U.S. $ Value

Aeroports de Paris(b)	132	$18,075
Atlantia SpA	613	14,037
Fraport AG Frankfurt Airport Services Worldwide(b)	264	11,415
Getlink SE	1,705	32,107

		91,723

		6,352,196

Consumer Staples – 2.9%
Beverages – 0.5%
Anheuser-Busch InBev SA/NV	336	16,227
Brown-Forman Corp. - Class B	1,553	112,903
Carlsberg AS - Class B	434	56,355
Coca-Cola Co. (The)	2,349	144,957
Coca-Cola Europacific Partners PLC	1,012	50,191
Coca-Cola HBC AG(b)	1,304	29,756
Constellation Brands, Inc. - Class A	321	78,982
Diageo PLC	1,525	66,256
Heineken Holding NV	450	31,922
Heineken NV	502	45,119
Keurig Dr Pepper, Inc.	924	35,223
Molson Coors Beverage Co. - Class B	775	40,044
Monster Beverage Corp.(b)	1,264	112,281
PepsiCo, Inc.	845	145,568
Pernod Ricard SA	347	63,671
Remy Cointreau SA	337	62,501

		1,091,956

Food & Staples Retailing – 0.8%
Alimentation Couche-Tard, Inc.	3,374	144,995
Carrefour SA	1,249	20,846
Casino Guichard Perrachon SA(b)	448	5,806
Costco Wholesale Corp.	505	263,660
Distribuidora Internacional de Alimentacion SA(b)	54,700	733
Empire Co., Ltd. - Class A	3,731	106,275
Etablissements Franz Colruyt NV	915	25,431
George Weston Ltd.	1,283	146,680
J Sainsbury PLC	10,711	25,282
Jeronimo Martins SGPS SA	2,095	46,450
Koninklijke Ahold Delhaize NV	1,925	52,951
Kroger Co. (The)	1,741	83,464
Loblaw Cos., Ltd.	1,937	171,186
Marks & Spencer Group PLC(b)	4,897	6,920
METRO AG(b)	963	7,667
Metro, Inc./CN	3,499	184,041
Rite Aid Corp.(b) (c)	91	653
Sysco Corp.	1,355	111,408
Tesco PLC	11,257	32,513
Walgreens Boots Alliance, Inc.	793	27,803
Walmart, Inc.(b)	1,159	153,625

		1,618,389

Food Products – 0.9%
Archer-Daniels-Midland Co.	1,514	133,065
Aryzta AG(b)	6,292	7,364
Associated British Foods PLC	933	16,478

Company	Shares	U.S. $ Value

Barry Callebaut AG (REG)	33	$67,522
Bunge Ltd.	891	88,360
Campbell Soup Co.	1,279	64,436
Chocoladefabriken Lindt & Spruengli AG	9	95,187
Chocoladefabriken Lindt & Spruengli AG (REG)	1	108,894
Conagra Brands, Inc.	1,969	67,694
Danone SA	580	30,520
General Mills, Inc.	1,305	100,224
Hershey Co. (The)	758	170,300
Hormel Foods Corp.	1,930	97,040
Ingredion, Inc.	628	54,680
JM Smucker Co. (The)	614	85,954
Kellogg Co.	1,053	76,595
Kerry Group PLC - Class A	503	51,870
Kraft Heinz Co. (The)	886	33,136
McCormick & Co., Inc./MD	1,800	151,326
Mondelez International, Inc. - Class A	1,174	72,624
Mowi ASA	1,945	39,876
Nestle SA	608	71,150
Orkla ASA	3,826	32,039
Saputo, Inc.	2,289	58,125
Tate & Lyle PLC	4,015	35,554
Tyson Foods, Inc. - Class A	1,060	79,903

		1,889,916

Household Products – 0.4%
Church & Dwight Co., Inc.	1,639	137,201
Clorox Co. (The)	669	96,563
Colgate-Palmolive Co.	1,207	94,400
Edgewell Personal Care Co.	667	25,986
Essity AB - Class B	1,288	28,572
Henkel AG & Co. KGaA	338	21,138
Henkel AG & Co. KGaA (Preference Shares)	356	22,974
Kimberly-Clark Corp.	706	90,029
Procter & Gamble Co., (The)	1,192	164,425
Reckitt Benckiser Group PLC	499	38,504
Spectrum Brands Holdings, Inc.	587	36,975

		756,767

Personal Products – 0.2%
Beiersdorf AG	471	47,543
Coty, Inc. - Class A(b)	2,104	15,801
Estee Lauder Cos., Inc. (The) - Class A	855	217,495
Haleon PLC(b)	3,649	10,973
L’Oreal SA	228	78,305
Unilever PLC	811	36,789
Unilever PLC (Netherlands)	860	39,159

		446,065

Tobacco – 0.1%
Altria Group, Inc.	1,060	47,827
British American Tobacco PLC	579	23,191
British American Tobacco PLC (Sponsored ADR)	643	25,752
Imperial Brands PLC	987	21,706
Philip Morris International, Inc.	715	68,275

Company	Shares	U.S. $ Value

Swedish Match AB	13,450	$135,027

		321,778

		6,124,871

Materials – 2.4%
Chemicals – 1.3%
Air Liquide SA	491	61,529
Air Products and Chemicals, Inc.	522	131,779
Akzo Nobel NV	408	25,704
Albemarle Corp.	546	146,306
Arkema SA	294	24,820
Axalta Coating Systems Ltd.(b)	2,149	55,337
BASF SE	444	18,781
Celanese Corp.	722	80,041
CF Industries Holdings, Inc.	1,192	123,324
Chr Hansen Holding A/S	469	27,327
Corteva, Inc.	701	43,062
Covestro AG(d)	458	13,810
Croda International PLC	632	49,261
Dow, Inc.	701	35,751
DuPont de Nemours, Inc.	701	39,004
Eastman Chemical Co.	794	72,254
Ecolab, Inc.	833	136,470
EMS-Chemie Holding AG (REG)	47	33,005
Evonik Industries AG	1,232	22,971
FMC Corp.	742	80,195
Fuchs Petrolub SE	915	24,763
Givaudan SA (REG)	25	79,764
International Flavors & Fragrances, Inc.	533	58,886
Johnson Matthey PLC	1,127	26,294
K&S AG	1,009	22,987
Koninklijke DSM NV	642	81,865
LANXESS AG	442	14,914
Linde PLC	436	123,327
Livent Corp.(b) (c)	693	22,301
LyondellBasell Industries NV – Class A	645	53,535
Methanex Corp.	1,103	39,867
Mosaic Co. (The)	2,007	108,117
Novozymes A/S – Class B	559	32,083
Nutrien Ltd.	3,184	292,302
PPG Industries, Inc.	660	83,807
Sherwin-Williams Co. (The)	693	160,845
Sika AG (REG)	360	80,998
Solvay SA	330	26,640
Symrise AG	710	74,290
Umicore SA	1,130	35,918
Yara International ASA	866	36,630

		2,700,864

Construction Materials – 0.1%
CRH PLC	1,075	39,697
HeidelbergCement AG	356	16,076
Holcim AG(b)	595	26,374
Imerys SA	563	16,291
Martin Marietta Materials, Inc.	237	82,407
Vulcan Materials Co.	393	65,431

		246,276

Company	Shares	U.S. $ Value

Containers & Packaging – 0.4%
Avery Dennison Corp.	978	$179,580
Ball Corp.	1,802	100,570
CCL Industries, Inc. – Class B	1,790	87,800
Crown Holdings, Inc.	1,332	120,666
International Paper Co.	1,270	52,857
Packaging Corp. of America	678	92,832
Sealed Air Corp.	1,509	81,199
Westrock Co.	1,050	42,619

		758,123

Metals & Mining – 0.5%
Agnico Eagle Mines Ltd.	888	36,619
Alleima AB(b)	181	728
Anglo American PLC	1,415	45,470
Antofagasta PLC	2,036	25,906
ArcelorMittal SA	987	23,426
Arconic Corp.(b)	206	5,193
Barrick Gold Corp.	4,275	63,794
BHP Group Ltd.	1,449	39,560
Boliden AB(b)	977	31,286
Eldorado Gold Corp.(b)	1,427	7,866
First Quantum Minerals Ltd.	3,202	56,660
Franco-Nevada Corp.	739	88,848
Freeport-McMoRan, Inc.	2,604	77,078
Fresnillo PLC	1,276	10,163
Glencore PLC(b)	5,705	31,192
Kinross Gold Corp.	6,730	22,086
Metso Outotec Oyj	1,685	13,179
Newmont Corp.	1,386	57,325
Newmont Corp. (Toronto)	1,053	43,544
Norsk Hydro ASA	4,362	29,972
Nucor Corp.	910	120,975
Rio Tinto PLC	669	36,936
Teck Resources Ltd. – Class B	2,652	89,817
thyssenkrupp AG(b)	1,007	5,617
Turquoise Hill Resources Ltd.(b)	641	17,629
voestalpine AG	636	12,798
Wheaton Precious Metals Corp.	1,870	57,082
Yamana Gold, Inc.	7,199	31,792

		1,082,541

Paper & Forest Products – 0.1%
Mondi PLC	1,889	32,067
Stora Enso Oyj – Class R	2,477	36,872
Svenska Cellulosa AB SCA – Class B	1,288	19,299
Sylvamo Corp.	115	5,111
UPM-Kymmene Oyj	1,348	45,797
West Fraser Timber Co., Ltd.	1,065	95,281

		234,427

		5,022,231

Utilities – 2.3%
Electric Utilities – 1.2%
Alliant Energy Corp.	1,649	100,655

Company	Shares	U.S. $ Value

American Electric Power Co., Inc.	1,054	$105,611
Constellation Energy Corp.	497	40,550
Duke Energy Corp.	865	92,477
Edison International	797	54,013
EDP - Energias de Portugal SA	19,584	93,525
Electricite de France SA	4,118	49,236
Emera, Inc.	2,500	115,677
Endesa SA	3,408	58,454
Enel SpA	10,639	49,993
Entergy Corp.	880	101,464
Evergy, Inc.	973	66,680
Eversource Energy	1,141	102,336
Exelon Corp.	1,491	65,470
FirstEnergy Corp.	1,915	75,738
Fortis, Inc./Canada	2,662	117,437
Fortum Oyj	4,004	41,187
Hydro One Ltd.(d)	3,582	96,986
Iberdrola SA	8,917	92,841
NextEra Energy, Inc.	2,156	183,389
OGE Energy Corp.	1,973	79,985
Orsted AS(d)	1,497	146,111
Pinnacle West Capital Corp.	753	56,739
PPL Corp.	1,790	52,053
Red Electrica Corp. SA	3,748	68,524
Southern Co. (The)	1,397	107,667
SSE PLC	3,489	66,859
Terna - Rete Elettrica Nazionale	13,636	96,941
Xcel Energy, Inc.	1,190	88,358

		2,466,956

Gas Utilities – 0.2%
AltaGas Ltd.	3,076	66,328
Atmos Energy Corp.	860	97,507
Enagas SA	3,496	63,837
Naturgy Energy Group SA	2,625	72,383
Snam SpA	22,765	108,200
UGI Corp.	1,317	52,022

		460,277

Independent Power and Renewable Electricity Producers – 0.1%
AES Corp. (The)	4,046	102,971
RWE AG	2,734	104,377

		207,348

Multi-Utilities – 0.6%
Ameren Corp.	1,162	107,624
Atco Ltd./Canada - Class I	1,665	58,950
Canadian Utilities Ltd. - Class A	2,932	89,700
CenterPoint Energy, Inc.	2,121	66,875
Centrica PLC(b)	23,244	20,387
CMS Energy Corp.	1,535	103,674
Consolidated Edison, Inc.	866	84,643
Dominion Energy, Inc.	1,315	107,567
DTE Energy Co.	687	89,544
E.ON SE	6,694	57,097
Engie SA	3,398	40,358
National Grid PLC	4,604	57,328
NiSource, Inc.	2,608	76,962

Company	Shares	U.S. $ Value

Public Service Enterprise Group, Inc.	1,187	$76,395
Sempra Energy	547	90,239
Veolia Environnement SA	3,120	69,537
WEC Energy Group, Inc.	1,055	108,813

		1,305,693

Water Utilities – 0.2%
American Water Works Co., Inc.	869	129,003
Severn Trent PLC	2,353	76,006
United Utilities Group PLC	6,181	75,756

		280,765

		4,721,039

Consumer Discretionary – 2.3%
Auto Components – 0.1%
Aptiv PLC(b)	302	28,216
Autoliv, Inc.	287	22,326
BorgWarner, Inc.	676	25,485
Cie Generale des Etablissements Michelin SCA	796	19,360
Continental AG	107	6,160
Faurecia SE(b)	35	502
Faurecia SE (Italy)(b)	27	386
Goodyear Tire & Rubber Co. (The)(b)	816	11,448
Lear Corp.	199	27,589
Linamar Corp.	630	29,784
Magna International, Inc.	729	42,113
Nokian Renkaat Oyj(b)	578	5,999
Schaeffler AG (Preference Shares)	1,288	6,710
Valeo	282	5,387
Vitesco Technologies Group AG - Class A(b)	21	1,026

		232,491

Automobiles – 0.3%
Bayerische Motoren Werke AG	252	18,567
Bayerische Motoren Werke AG (Preference Shares)	288	20,023
Ferrari NV	303	58,492
Ford Motor Co.	2,754	41,971
General Motors Co.	869	33,205
Harley-Davidson, Inc.	457	17,626
Mercedes-Benz Group AG	349	19,567
Porsche Automobil Holding SE (Preference Shares)	377	26,582
Renault SA(b)	203	5,782
Stellantis NV (France)	1,735	23,092
Stellantis NV (Italy)	1,290	17,183
Tesla, Inc.(b)	810	223,244
Volkswagen AG	151	27,931
Volkswagen AG (Preference Shares)	138	19,629

		552,894

Distributors – 0.1%
Genuine Parts Co.	435	67,864
LKQ Corp.	877	46,674

		114,538

Company	Shares	U.S. $ Value

Diversified Consumer Services – 0.0%
H&R Block, Inc.	830	$37,350

Hotels, Restaurants & Leisure – 0.5%
Accor SA(b)	515	12,283
Aramark	1,174	41,924
Booking Holdings, Inc.(b)	17	31,889
Carnival Corp.(b) (c)	557	5,269
Carnival PLC(b)	409	3,428
Chipotle Mexican Grill, Inc.(b)	57	91,018
Compass Group PLC	1,758	37,816
Darden Restaurants, Inc.	368	45,525
Domino’s Pizza, Inc.	151	56,151
Expedia Group, Inc.(b)	215	22,070
Flutter Entertainment PLC(b)	226	28,318
Hilton Worldwide Holdings, Inc.	532	67,756
InterContinental Hotels Group PLC	470	25,514
Las Vegas Sands Corp.(b)	477	17,949
Marriott International, Inc./MD - Class A	350	53,809
McDonald’s Corp.	324	81,739
MGM Resorts International	769	25,100
Norwegian Cruise Line Holdings Ltd.(b)	485	6,344
Restaurant Brands International, Inc.	668	39,434
Royal Caribbean Cruises Ltd.(b)	277	11,315
Sodexo SA	224	17,131
Starbucks Corp.	666	55,991
Travel & Leisure Co.	277	11,745
TUI AG-DI(b)	4,509	6,914
Whitbread PLC	756	21,911
Wyndham Hotels & Resorts, Inc.	277	18,099
Wynn Resorts Ltd.(b)	179	10,846
Yum! Brands, Inc.	630	70,081

		917,369

Household Durables – 0.2%
Barratt Developments PLC	2,559	12,669
Berkeley Group Holdings PLC	507	21,463
DR Horton, Inc.	836	59,481
Electrolux AB - Class B	748	9,459
Garmin Ltd.	605	53,536
Leggett & Platt, Inc.	679	25,951
Lennar Corp. - Class A	555	42,985
Lennar Corp. - Class B	11	678
Mohawk Industries, Inc.(b)	156	17,216
Newell Brands, Inc.	610	10,889
Persimmon PLC	763	13,056
SEB SA	178	13,184
Taylor Wimpey PLC	9,372	11,758
Toll Brothers, Inc.	690	30,215
Whirlpool Corp.	167	26,152

		348,692

Internet & Direct Marketing Retail – 0.1%
Amazon.com, Inc.(b)	580	73,527
eBay, Inc.	1,712	75,550

Company	Shares	U.S. $ Value

MercadoLibre, Inc.(b)	134	$114,618
Qurate Retail, Inc.	1,207	3,742
Zalando SE(b) (d)	758	17,550

		284,987

Leisure Products – 0.0%
Hasbro, Inc.	367	28,927
Mattel, Inc.(b)	1,058	23,403
Nordic Entertainment Group AB - Class B(b)	65	1,653
Polaris, Inc.(c)	248	28,091

		82,074

Multiline Retail – 0.2%
Canadian Tire Corp., Ltd. - Class A	300	35,285
Cie Financiere Richemont SA (REG)	285	31,871
Dollar General Corp.	382	90,694
Dollar Tree, Inc.(b)	304	41,247
Dollarama, Inc.	1,356	82,577
Kohl’s Corp.	485	13,784
Macy’s, Inc.	699	12,107
Next PLC	400	26,937
Nordstrom, Inc.	496	8,486
Target Corp.	562	90,111

		433,099

Specialty Retail – 0.4%
Advance Auto Parts, Inc.	173	29,175
AutoNation, Inc.(b)	587	73,140
AutoZone, Inc.(b)	47	99,603
Bath & Body Works, Inc.(g)	409	15,268
Bed Bath & Beyond, Inc.(b) (c)	660	6,290
Best Buy Co., Inc.	397	28,064
CarMax, Inc.(b)	276	24,409
CECONOMY AG	963	1,393
Currys PLC	4,868	3,585
Dick’s Sporting Goods, Inc.(c)	553	58,823
Dufry AG(b)	127	4,739
Foot Locker, Inc.	407	14,994
Gap, Inc. (The)(c)	852	7,787
H & M Hennes & Mauritz AB - Class B	936	9,721
Home Depot, Inc. (The)	245	70,663
Industria de Diseno Textil SA	757	16,345
Kingfisher PLC	6,282	16,875
Lowe’s Cos., Inc.	362	70,279
O’Reilly Automotive, Inc.(b)	119	82,957
Ross Stores, Inc.	451	38,908
Signet Jewelers Ltd.	287	18,761
TJX Cos., Inc. (The)	1,056	65,841
Tractor Supply Co.	570	105,535
Ulta Beauty, Inc.(b)	91	38,208
Victoria’s Secret & Co.(b)	136	4,548
Wickes Group PLC	782	1,085

		906,996

Company	Shares	U.S. $ Value

Textiles, Apparel & Luxury Goods – 0.4%
adidas AG	138	$20,463
Burberry Group PLC	981	19,844
Capri Holdings Ltd.(b)	474	22,363
Christian Dior SE	102	63,546
EssilorLuxottica SA	493	73,426
Gildan Activewear, Inc.	1,287	38,061
Hanesbrands, Inc.(c)	1,331	11,593
Hermes International	67	85,811
HUGO BOSS AG	261	14,225
Kering SA	75	37,632
Kontoor Brands, Inc.(c)	82	3,053
Lululemon Athletica, Inc.(b)	362	108,586
LVMH Moet Hennessy Louis Vuitton SE	90	58,074
NIKE, Inc. - Class B	676	71,960
Pandora A/S	240	14,418
Puma SE	60	3,668
PVH Corp.	229	12,881
Ralph Lauren Corp.	379	34,614
Swatch Group AG (The)	56	13,580
Swatch Group AG (The) (REG)	301	13,689
Tapestry, Inc.	597	20,734
Under Armour, Inc. - Class A(b)	1,122	9,447
Under Armour, Inc. - Class C(b)	1,242	9,427
VF Corp.	576	23,875

		784,970

		4,695,460

Energy – 1.7%
Energy Equipment & Services – 0.1%
Baker Hughes Co.	758	19,147
ChampionX Corp.	214	4,668
Core Laboratories NV(c)	280	4,522
Drilling Co. of 1972 A/S (The)(b)	38	1,803
Halliburton Co.	747	22,507
Helmerich & Payne, Inc.	490	20,948
NOV, Inc.	851	15,037
Petrofac Ltd.(b)	6,919	9,589
Saipem SpA(b)	1,728	1,212
Schlumberger NV	606	23,119
Tenaris SA	3,797	51,941
Weatherford International PLC(b)	1	28

		174,521

Oil, Gas & Consumable Fuels – 1.6%
Aker BP ASA	2,650	92,832
Antero Resources Corp.(b)	1,271	50,942
APA Corp.	607	23,740
ARC Resources Ltd.	4,153	57,330
BP PLC	13,599	69,490
Cameco Corp.	2,728	79,512
Canadian Natural Resources Ltd.	1,035	56,740
Cenovus Energy, Inc.	5,037	94,500
Cheniere Energy, Inc.	609	97,550
Chevron Corp.	571	90,252
ConocoPhillips	1,067	116,783

Company	Shares	U.S. $ Value

Continental Resources, Inc./OK	603	$42,107
Coterra Energy, Inc.	2,088	64,540
Crescent Point Energy Corp.	2,365	17,971
Devon Energy Corp.	669	47,245
Diamondback Energy, Inc.	286	38,118
DTE Midstream LLC(b)	343	18,937
Enbridge, Inc.	1,314	54,187
Eni SpA	4,936	58,309
EOG Resources, Inc.	364	44,153
EQT Corp.	539	25,764
Equinor ASA	4,590	178,141
Equitrans Midstream Corp.	431	3,995
Exxon Mobil Corp.	713	68,156
Galp Energia SGPS SA	4,711	50,874
Hess Corp.	565	68,241
HF Sinclair Corp.	1,019	53,630
Imperial Oil Ltd.	1,534	75,290
Keyera Corp.	1,731	42,651
Kinder Morgan, Inc.	1,880	34,442
Koninklijke Vopak NV	1,705	37,530
Lundin Energy AB(b)	2,787	5,301
Marathon Oil Corp.	1,390	35,570
Marathon Petroleum Corp.	1,407	141,755
Murphy Oil Corp.	914	35,619
Neste Oyj	4,680	230,896
Occidental Petroleum Corp.	864	61,344
OMV AG	1,553	62,574
ONEOK, Inc.	703	43,045
Ovintiv, Inc.	398	21,150
Ovintiv, Inc. (Canada)	403	21,418
Pembina Pipeline Corp.	2,130	75,219
Peyto Exploration & Development Corp.	1,639	15,287
Phillips 66	607	54,302
Pioneer Natural Resources Co.	271	68,623
PrairieSky Royalty Ltd.	1,883	25,664
Range Resources Corp.	940	30,888
Shell PLC	6,226	164,790
Southwestern Energy Co.(b)	2,381	17,834
Suncor Energy, Inc.	1,483	47,978
Targa Resources Corp.	621	42,371
TC Energy Corp.	1,444	69,586
Thungela Resources Ltd.	141	2,706
TotalEnergies SE	1,632	82,628
Tourmaline Oil Corp.	1,532	90,577
Valero Energy Corp.	618	72,380
Vermilion Energy, Inc.	920	24,573
Williams Cos., Inc. (The)	1,051	35,765
Woodside Energy Group Ltd.(b)	261	6,037

		3,439,832

		3,614,353

Communication Services – 1.3%
Diversified Telecommunication Services – 0.5%
Altice USA, Inc. - Class A(b)	713	7,130
AT&T, Inc.	2,772	48,621
BCE, Inc.	3,032	146,319
BT Group PLC	7,665	13,408
Charter Communications, Inc. - Class A(b)	83	34,248

Company	Shares	U.S. $ Value

Comcast Corp. - Class A	824	$29,821
Deutsche Telekom AG (REG)	2,256	42,519
Elisa Oyj	1,116	59,682
Eutelsat Communications SA	1,132	10,239
Koninklijke KPN NV	12,242	38,955
Liberty Global PLC - Class A(b)	813	16,423
Liberty Global PLC - Class C(b)	1,811	38,592
Liberty Latin America Ltd. - Class C(b)	1,189	8,287
Lumen Technologies, Inc.(c)	3,838	38,227
Orange SA	2,176	22,037
Proximus SADP	1,770	22,530
Shaw Communications, Inc. - Class B	2,404	61,649
Sirius XM Holdings, Inc.(c)	4,633	28,215
Swisscom AG (REG)	114	58,941
Telecom Italia SpA/Milano(b)	31,583	6,514
Telecom Italia SpA/Milano (Savings Shares)(b)	39,625	7,859
Telefonica Deutschland Holding AG	7,772	20,176
Telefonica SA	3,993	16,479
Telenet Group Holding NV	522	7,412
Telenor ASA	2,325	25,443
Telia Co. AB	12,753	44,887
TELUS Corp.	6,684	150,541
United Internet AG (REG)	623	14,093
Verizon Communications, Inc.	1,696	70,910

		1,090,157

Entertainment – 0.2%
Activision Blizzard, Inc.	841	66,010
Bollore SE	3,319	15,861
Electronic Arts, Inc.	495	62,801
Modern Times Group-b Shs - Class B(b)	90	788
Netflix, Inc.(b)	129	28,839
Universal Music Group NV	1,098	21,804
Walt Disney Co. (The)(b)	1,074	120,374
Warner Bros Discovery, Inc.(b)	3,109	41,163

		357,640

Interactive Media & Services – 0.2%
Adevinta ASA(b)	2,027	16,400
Alphabet, Inc. - Class A(b)	1,560	168,823
Alphabet, Inc. - Class C(b)	1,520	165,908
Auto Trader Group PLC(d)	4,579	34,575
Cars.com, Inc.(b)	283	3,608
Meta Platforms, Inc. - Class A(b)	387	63,054
TripAdvisor, Inc.(b)	426	10,139
Twitter, Inc.(b)	1,866	72,307

		534,814

Media – 0.2%
DISH Network Corp. - Class A(b) (c)	297	5,153
Fox Corp. - Class A	338	11,553
Fox Corp. - Class B	340	10,751
Interpublic Group of Cos., Inc. (The)	1,393	38,502
ITV PLC	7,799	5,804

Company	Shares	U.S. $ Value

JCDecaux SA(b)	889	$12,327
Lagardere SA	819	13,144
Liberty Broadband Corp. - Class C(b)	346	35,188
Liberty Media Corp.-Liberty SiriusXM - Class A(b)	944	39,214
Liberty Media Corp.-Liberty SiriusXM - Class C(b)	855	35,363
Loyalty Ventures, Inc.(b)	86	181
News Corp. - Class A	2,510	42,469
Omnicom Group, Inc.	460	30,774
Paramount Global - Class B(c)	829	19,390
Pearson PLC	1,740	17,414
ProSiebenSat.1 Media SE	638	4,932
Publicis Groupe SA(b)	351	17,138
RTL GROUP SA(b)	289	10,738
RTL Group SA	30	1,115
Schibsted ASA - Class A	973	17,807
Schibsted ASA - Class B	1,054	18,077
SES SA	1,380	9,688
TEGNA, Inc.	850	18,190
Vivendi SE	1,098	9,953
WPP PLC	1,472	12,678

		437,543

Wireless Telecommunication Services – 0.2%
Digitalbridge Group, Inc.(b) (c)	784	13,955
Millicom International Cellular SA(b)	591	8,456
Rogers Communications, Inc. - Class B	2,193	94,426
T-Mobile US, Inc.(b)	970	139,641
Tele2 AB - Class B	4,849	51,641
Vodafone Group PLC	17,886	23,947

		332,066

		2,752,220

Real Estate – 1.2%
Equity Real Estate Investment Trusts (REITs) – 1.0%
Alexandria Real Estate Equities, Inc.	370	56,758
American Tower Corp.	354	89,934
AvalonBay Communities, Inc.	234	47,013
Boston Properties, Inc.	360	28,595
British Land Co. PLC (The)	5,156	25,719
Brixmor Property Group, Inc.	1,101	23,649
Camden Property Trust	472	60,657
Covivio	424	23,671
Crown Castle International Corp.	494	84,390
Digital Realty Trust, Inc.	378	46,732
Duke Realty Corp.	1,323	77,859
Equinix, Inc.	91	59,821
Equity Residential	641	46,908
Essex Property Trust, Inc.	185	49,036
Extra Space Storage, Inc.	489	97,179
Federal Realty OP LP	282	28,558
Gecina SA	296	26,343
H&R Real Estate Investment Trust	3,643	35,172
Hammerson PLC	28,225	7,130
Healthpeak Properties, Inc.	1,144	30,030
Host Hotels & Resorts, Inc.	1,706	30,316
ICADE	547	24,093

Company	Shares	U.S. $ Value

Intu Properties PLC(b) (f)	9,375	$0
Iron Mountain, Inc.	1,144	60,186
JBG SMITH Properties	232	5,097
Kimco Realty Corp.	1,471	31,009
Klepierre SA(b)	1,062	21,784
Land Securities Group PLC	3,092	23,321
Macerich Co. (The)	518	4,957
Mid-America Apartment Communities, Inc.	487	80,681
National Retail Properties, Inc.	864	38,794
Orion Office REIT, Inc.	116	1,145
Primaris REIT	910	9,243
Prologis, Inc.	1,398	174,065
Public Storage	203	67,159
Realty Income Corp.	1,162	79,341
Regency Centers Corp.	664	40,398
RioCan Real Estate Investment Trust	3,105	47,591
SBA Communications Corp.	280	91,070
Segro PLC	5,086	55,503
Simon Property Group, Inc.	199	20,294
SL Green Realty Corp.(c)	356	15,725
SmartCentres Real Estate Investment Trust	1,619	34,479
UDR, Inc.	1,200	53,844
Ventas, Inc.	613	29,338
Vornado Realty Trust	465	12,192
Welltower, Inc.	621	47,600
Weyerhaeuser Co.	1,110	37,918

		2,082,297

Real Estate Management & Development – 0.2%
CBRE Group, Inc. - Class A(b)	938	74,064
Deutsche Wohnen SE	1,099	24,964
First Capital Real Estate Investment Trust	2,575	29,645
Jones Lang LaSalle, Inc.(b)	249	43,077
Swiss Prime Site AG (REG)(b)	732	62,953
Unibail-Rodamco-Westfield(b)	156	8,020
Vonovia SE	1,666	45,101
Zillow Group, Inc. - Class C(b)	848	28,374
		316,198

		2,398,495

Consumer Durables & Apparel – 0.0%
Homebuilding – 0.0%
PulteGroup, Inc.	1,261	51,272

Total Common Stocks (cost $38,223,969)		61,124,811

INVESTMENT COMPANIES – 6.6%
Funds and Investment Trusts – 6.6%(h)
Altaba, Inc.(b) (e) (f)	1,120	0
iShares Russell 1000 Value ETF - Class E	41,760	6,262,329
iShares Russell 2000 Value ETF(c)	20,070	2,903,727
VanEck Vectors JP Morgan EM Local Currency Bond ETF - Class E(c)	98,020	2,361,302
Vanguard Real Estate ETF(c)	24,660	2,293,627

Total Investment Companies (cost $13,832,423)		13,820,985

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS-SOVEREIGN BONDS – 0.6%
Mexico – 0.6%
Mexico Government International Bond 4.125%, 01/21/2026 (cost $1,172,534)	U.S.$	1,174	$1,171,065

	Notional Amount

OPTIONS PURCHASED - PUTS – 0.3%
Options on Equities indices – 0.3%
S&P 500 Index Expiration: Sep 2022; Contracts: 3,100; Exercise Price: USD 4,140.00; Counterparty: UBS AG (b) (premiums paid $161,392)	USD	12,834,000	609,593

	Shares

WARRANTS – 0.0%
Energy – 0.0%
Energy Equipment & Services – 0.0%
Weatherford International PLC, expiring 11/26/2023		20	8

Oil, Gas & Consumable Fuels – 0.0%
Cenovus Energy, Inc.,expiring 01/01/2026		200	2,769
Occidental Petroleum Corp.,expiring 08/03/2027		108	5,284

			8,053

			8,061

Consumer Discretionary – 0.0%
Multiline Retail – 0.0%
Cie Financiere Richemont SA,expiring 11/27/2023		570	368

Total Warrants (cost $1,355)			8,429

PREFERRED STOCKS – 0.0%
Consumer Discretionary – 0.0%
Internet & Direct Marketing Retail – 0.0%
Qurate Retail, Inc. 8.00%		36	2,077

Real Estate – 0.0%
Real Estate Management & Development – 0.0%
Brookfield Property Preferred LP 6.25% (c)		29	566

Total Preferred Stocks (cost $10,293)			2,643

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 16.7%
Investment Companies – 16.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.03%(h)(i)(j) (cost $34,708,476)	34,708,476	$34,708,476

Total Investments Before Security Lending Collateral for Securities Loaned – 94.1% (cost $178,703,713)		195,734,833

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.9%
Investment Companies – 0.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.03%(h)(i)(j) (cost $1,736,669)	1,736,669	1,736,669

Total Investments – 95.0% (cost $180,440,382)(l)		197,471,502
Other assets less liabilities – 5.0%		10,469,811

Net Assets – 100.0%		$207,941,313

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Brent Crude Futures	28	October 2022	2,637,880	$(34,606)
Canadian 10 Yr Bond Futures	56	December 2022	5,312,400	(7,340)
Coffee ‘C’ Futures	11	December 2022	970,406	87,560
Coffee Robusta Futures	15	November 2022	337,500	10,474
Copper Futures	21	December 2022	1,847,212	(64,104)
Corn Futures	78	December 2022	2,614,950	230,229
Cotton No.2 Futures	15	December 2022	849,075	(16,886)
Euro STOXX 50 Index Futures	92	September 2022	3,254,431	37,320
Euro-Bund Futures	25	September 2022	3,717,563	(48,011)
Gasoline RBOB Futures	10	October 2022	1,002,918	(113,468)
Gold 100 OZ Futures	33	December 2022	5,696,460	6,185
Hang Seng Index Futures	7	September 2022	884,019	9,180
Japan 10 Yr Bond (OSE) Futures	3	September 2022	3,229,008	3,387
KC HRW Wheat Futures	20	December 2022	912,500	46,386
Lean Hogs Futures	34	October 2022	1,244,740	(75,021)
Live Cattle Futures	18	October 2022	1,026,540	3,421
LME Nickel Futures	8	September 2022	1,024,176	(24,603)
LME Primary Aluminum Futures	27	September 2022	1,596,206	(33,864)
LME Zinc Futures	15	September 2022	1,323,188	170,982
Long Gilt Futures	37	December 2022	4,639,147	(89,731)
Low Sulphur Gasoil Futures	18	November 2022	1,874,700	(34,773)
MSCI Emerging Markets Futures	112	September 2022	5,498,640	(105,792)
MSCI Singapore IX ETS Futures	29	September 2022	599,113	(14,260)
Natural Gas Futures	57	October 2022	5,237,730	1,587,816
Natural Gas Futures	20	December 2022	1,879,200	(41,889)
Nikkei 225 (CME) Futures	1	September 2022	139,275	(953)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
NY Harbor ULSD Futures	9	October 2022	1,364,202	$22,032
OMXS 30 Index Futures	58	September 2022	1,044,109	(67,501)
Platinum Futures	6	October 2022	248,100	(33,616)
Silver Futures	14	December 2022	1,251,740	(117,988)
Soybean Futures	37	November 2022	2,631,625	(231,360)
Soybean Meal Futures	37	December 2022	1,535,870	53,376
Soybean oil Futures	40	December 2022	1,619,520	(140,230)
SPI 200 Futures	30	September 2022	3,545,100	214,457
Sugar 11 (World) Futures	44	September 2022	881,619	768
TOPIX Index Futures	46	September 2022	6,496,455	56,051
U.S. T-Note 10 Yr (CBT) Futures	210	December 2022	24,550,312	(202,087)
U.S. T-Note 5 Yr (CBT) Futures	108	December 2022	11,968,594	(45,615)
Wheat Futures (CBT)	34	December 2022	1,413,550	73,488
WTI Crude Futures	22	October 2022	1,958,660	(35,100)
WTI Crude Futures	16	November 2022	1,412,960	(24,764)
Sold Contracts
10 Yr Japan Bond (OSE) Futures	9	September 2022	9,687,025	(8,788)
E-Mini Russell 2000 Futures	15	September 2022	1,383,450	(40,395)
LME Primary Aluminum Futures	1,181	September 2022	14,365,684	430,142
S&P 400 E-Mini Futures	5	September 2022	1,215,150	(25,228)
S&P 500 E-Mini Futures	68	September 2022	13,452,100	(137,388)
S&P/TSX 60 Index Futures	15	September 2022	2,661,134	113,472
TOPIX Index Futures	3	September 2022	423,682	(3,687)
U.S. T-Note 5 Yr (CBT) Futures	108	December 2022	11,968,594	64,885

				$1,402,563

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Capital	BRL	3,321	USD	648	09/02/2022	$10,019
Barclays Capital	USD	641	BRL	3,321	09/02/2022	(2,884)
Barclays Capital	HUF	956,298	USD	2,342	09/09/2022	(53,321)
Barclays Capital	PLN	10,242	USD	2,161	09/09/2022	(15,812)
Barclays Capital	USD	1,042	PLN	4,872	09/09/2022	(5,865)
Barclays Capital	CLP	2,653,183	USD	2,766	09/15/2022	(187,204)
Barclays Capital	PEN	7,868	USD	2,038	09/15/2022	(3,982)
Barclays Capital	USD	602	COP	2,561,663	09/15/2022	(24,345)
Barclays Capital	USD	3,194	PEN	12,438	09/15/2022	34,367
Barclays Capital	NOK	14,567	USD	1,513	09/21/2022	47,051
Barclays Capital	NZD	1,196	USD	738	09/21/2022	6,674
Barclays Capital	SEK	16,318	USD	1,594	09/21/2022	62,192
Barclays Capital	USD	1,181	CAD	1,516	09/21/2022	(27,604)
Barclays Capital	USD	3,928	GBP	3,332	09/21/2022	(56,313)
Barclays Capital	INR	712	USD	9	09/28/2022	1
Barclays Capital	USD	1,820	EUR	1,788	09/29/2022	(19,621)
Barclays Capital	USD	3,301	MXN	66,057	09/29/2022	(38,868)
Barclays Capital	CNH	23,982	USD	3,565	10/20/2022	91,675
Barclays Capital	USD	299	CNH	2,021	10/20/2022	(6,649)
Barclays Capital	IDR	36,838,102	USD	2,501	10/27/2022	26,126
Barclays Capital	IDR	55,786,593	USD	3,729	10/27/2022	(18,973)
Barclays Capital	PHP	125,523	USD	2,242	10/27/2022	17,969
Barclays Capital	USD	4,192	IDR	63,455,774	10/27/2022	71,309
Barclays Capital	USD	1,150	IDR	17,101,926	10/27/2022	(1,180)
Barclays Capital	USD	3,153	KRW	4,116,063	10/27/2022	(84,932)
Barclays Capital	MYR	20,089	USD	4,513	12/15/2022	26,163
Barclays Capital	MYR	11,177	USD	2,494	12/15/2022	(2,170)
Barclays Capital	USD	6,147	MYR	27,178	12/15/2022	(77,872)
BNP Paribas SA	USD	1,236	CLP	1,151,253	09/15/2022	45,473
BNP Paribas SA	USD	609	COP	2,775,375	09/15/2022	16,635
BNP Paribas SA	GBP	1,251	USD	1,477	11/17/2022	21,499
BNP Paribas SA	USD	1,200	NZD	1,939	11/18/2022	(13,865)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman & Co.	USD	688	JPY	94,132	09/08/2022	$(10,148)
Brown Brothers Harriman & Co.	EUR	571	SEK	5,965	09/22/2022	(14,280)
Brown Brothers Harriman & Co.	NOK	7,573	EUR	744	09/22/2022	(13,950)
Brown Brothers Harriman & Co.	USD	826	NOK	8,008	09/22/2022	(19,963)
Brown Brothers Harriman & Co.	EUR	1,486	USD	1,484	09/29/2022	(11,967)
Brown Brothers Harriman & Co.	USD	1,794	ZAR	30,062	10/13/2022	(45,785)
Brown Brothers Harriman & Co.	USD	1,268	CNH	8,542	10/20/2022	(31,153)
Brown Brothers Harriman & Co.	GBP	1,459	USD	1,734	11/17/2022	35,853
Brown Brothers Harriman & Co.	USD	1,472	GBP	1,244	11/17/2022	(25,731)
Citibank, NA	KRW	5,225,860	USD	3,983	10/27/2022	88,152
Citibank, NA	USD	1,698	PHP	96,625	10/27/2022	14,559
Credit Suisse International	CZK	37,229	USD	1,518	09/09/2022	(7,432)
Credit Suisse International	PLN	5,677	USD	1,175	09/09/2022	(32,264)
Credit Suisse International	USD	2,360	HUF	966,753	09/09/2022	61,966
Credit Suisse International	USD	663	HUF	255,712	09/09/2022	(22,831)
Credit Suisse International	PEN	4,629	USD	1,202	09/15/2022	429
Credit Suisse International	USD	719	CLP	635,423	09/15/2022	(11,863)
Credit Suisse International	EUR	1,710	USD	1,770	09/21/2022	48,827
Credit Suisse International	USD	1,222	AUD	1,776	09/21/2022	(7,042)
Credit Suisse International	USD	1,017	NZD	1,653	09/21/2022	(5,830)
Credit Suisse International	USD	2,234	INR	178,280	09/28/2022	3,052
Credit Suisse International	CHF	2,068	EUR	2,123	09/29/2022	17,100
Credit Suisse International	MXN	33,035	USD	1,595	09/29/2022	(36,776)
Credit Suisse International	TWD	34,481	USD	1,135	10/21/2022	(2,946)
Credit Suisse International	USD	886	KRW	1,159,853	10/27/2022	(21,422)
D2449	COP	4,593,665	USD	1,082	09/15/2022	46,934
D2449	PEN	3,465	USD	895	09/15/2022	(4,674)
D2449	USD	329	CNH	2,200	09/15/2022	(10,235)
D2449	USD	312	INR	25,027	09/28/2022	2,540
D2449	TWD	25,409	USD	844	10/21/2022	5,899
D2449	USD	3,823	KRW	5,002,331	10/27/2022	(94,873)
D2449	USD	1,247	PHP	71,085	10/27/2022	12,988
D2449	USD	509	PHP	28,462	10/27/2022	(4,554)
D2449	NZD	1,709	USD	1,056	11/18/2022	10,811
Deutsche Bank AG	BRL	19,169	USD	3,701	09/02/2022	16,648
Deutsche Bank AG	USD	3,543	BRL	19,169	09/02/2022	141,265
Deutsche Bank AG	HUF	262,558	USD	685	09/09/2022	26,954
Deutsche Bank AG	PLN	2,401	USD	528	09/09/2022	17,967
Deutsche Bank AG	USD	1,638	CZK	40,129	09/09/2022	5,660
Deutsche Bank AG	USD	745	PLN	3,464	09/09/2022	(8,686)
Deutsche Bank AG	USD	622	COP	2,708,521	09/15/2022	(12,038)
Deutsche Bank AG	GBP	2,266	USD	2,656	09/21/2022	22,224
Deutsche Bank AG	SEK	6,374	USD	598	09/21/2022	(286)
Deutsche Bank AG	EUR	1,442	NOK	14,229	09/22/2022	(18,928)
Deutsche Bank AG	USD	9	INR	679	09/28/2022	0
Deutsche Bank AG	USD	1,911	INR	152,298	09/28/2022	(27)
Deutsche Bank AG	EUR	1,344	USD	1,344	09/29/2022	(8,846)
Deutsche Bank AG	USD	776	MXN	16,224	09/29/2022	25,625
Deutsche Bank AG	CNH	13,192	USD	1,948	10/20/2022	36,829
Deutsche Bank AG	USD	2,594	CNH	17,438	10/20/2022	(67,916)
Deutsche Bank AG	USD	743	IDR	11,291,371	10/27/2022	15,269
Deutsche Bank AG	THB	192,198	USD	5,445	11/10/2022	151,662
Goldman Sachs Bank USA	BRL	1,284	USD	248	09/02/2022	1,115
Goldman Sachs Bank USA	BRL	2,537	USD	479	09/02/2022	(8,596)
Goldman Sachs Bank USA	USD	353	BRL	1,853	09/02/2022	2,770
Goldman Sachs Bank USA	USD	741	BRL	3,821	09/02/2022	(6,469)
Goldman Sachs Bank USA	USD	517	HUF	208,617	09/09/2022	5,244
Goldman Sachs Bank USA	USD	893	HUF	353,413	09/09/2022	(7,692)
Goldman Sachs Bank USA	USD	2,741	PLN	13,019	09/09/2022	26,792
Goldman Sachs Bank USA	USD	283	COP	1,199,328	09/15/2022	(12,410)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Bank USA	USD	486	PEN	1,914	09/15/2022	$10,926
Goldman Sachs Bank USA	CHF	3,789	USD	4,012	09/21/2022	129,926
Goldman Sachs Bank USA	USD	2,667	NZD	4,189	09/21/2022	(103,721)
Goldman Sachs Bank USA	INR	24,994	USD	314	09/28/2022	123
Goldman Sachs Bank USA	USD	218	INR	17,325	09/28/2022	(194)
Goldman Sachs Bank USA	USD	1,497	EUR	1,468	09/29/2022	(18,668)
Goldman Sachs Bank USA	USD	825	MXN	17,006	09/29/2022	14,560
Goldman Sachs Bank USA	CNH	20,243	USD	2,999	10/20/2022	66,583
Goldman Sachs Bank USA	USD	132	TWD	3,910	10/21/2022	(2,567)
Goldman Sachs Bank USA	KRW	2,744,258	USD	2,115	10/27/2022	69,897
Goldman Sachs Bank USA	PHP	223,614	USD	3,918	10/27/2022	(43,950)
Goldman Sachs Bank USA	USD	272	KRW	356,173	10/27/2022	(6,512)
HSBC Bank USA	USD	1,505	TWD	44,775	10/21/2022	(27,267)
HSBC Bank USA	KRW	1,550,009	USD	1,192	10/27/2022	36,915
JPMorgan Chase Bank	BRL	6,870	USD	1,270	09/02/2022	(50,736)
JPMorgan Chase Bank	USD	986	BRL	5,017	09/02/2022	(21,971)
JPMorgan Chase Bank	JPY	628,139	USD	4,528	09/08/2022	5,167
JPMorgan Chase Bank	CZK	17,526	USD	721	09/09/2022	3,274
JPMorgan Chase Bank	CZK	62,030	USD	2,533	09/09/2022	(7,851)
JPMorgan Chase Bank	USD	1,011	PLN	4,680	09/09/2022	(16,682)
JPMorgan Chase Bank	USD	1,466	CLP	1,501,930	09/15/2022	205,638
JPMorgan Chase Bank	USD	856	CLP	760,393	09/15/2022	(9,209)
JPMorgan Chase Bank	USD	389	COP	1,818,044	09/15/2022	20,865
JPMorgan Chase Bank	AUD	2,261	USD	1,586	09/21/2022	38,825
JPMorgan Chase Bank	CAD	7,667	USD	5,910	09/21/2022	73,858
JPMorgan Chase Bank	CHF	665	USD	702	09/21/2022	20,383
JPMorgan Chase Bank	EUR	1,669	USD	1,699	09/21/2022	20,167
JPMorgan Chase Bank	GBP	1,380	USD	1,670	09/21/2022	66,789
JPMorgan Chase Bank	NOK	15,683	USD	1,638	09/21/2022	59,780
JPMorgan Chase Bank	SEK	33,231	USD	3,252	09/21/2022	131,394
JPMorgan Chase Bank	USD	2,890	CAD	3,703	09/21/2022	(70,999)
JPMorgan Chase Bank	USD	1,961	EUR	1,922	09/21/2022	(26,999)
JPMorgan Chase Bank	USD	3,443	JPY	458,528	09/21/2022	(137,577)
JPMorgan Chase Bank	USD	1,005	NOK	9,720	09/21/2022	(26,773)
JPMorgan Chase Bank	USD	2,320	SEK	23,965	09/21/2022	(70,187)
JPMorgan Chase Bank	USD	218	INR	17,325	09/28/2022	(192)
JPMorgan Chase Bank	MXN	29,124	USD	1,449	09/29/2022	10,617
JPMorgan Chase Bank	BRL	5,017	USD	979	10/04/2022	21,716
JPMorgan Chase Bank	ZAR	38,451	USD	2,295	10/13/2022	59,076
JPMorgan Chase Bank	USD	940	CNH	6,366	10/20/2022	(18,386)
JPMorgan Chase Bank	USD	1,876	TWD	55,917	10/21/2022	(30,694)
JPMorgan Chase Bank	IDR	6,518,770	USD	441	10/27/2022	2,583
JPMorgan Chase Bank	KRW	1,404,167	USD	1,072	10/27/2022	25,893
JPMorgan Chase Bank	USD	1,603	IDR	24,281,213	10/27/2022	28,825
JPMorgan Chase Bank	CNH	1,473	USD	218	09/15/2022	5,216
Morgan Stanley Capital Services, Inc.	BRL	14,596	USD	2,904	09/02/2022	97,893
Morgan Stanley Capital Services, Inc.	USD	2,818	BRL	14,596	09/02/2022	(12,677)
Morgan Stanley Capital Services, Inc.	JPY	2,460,164	USD	17,987	09/08/2022	270,796
Morgan Stanley Capital Services, Inc.	USD	4,690	CHF	4,586	09/08/2022	3,422
Morgan Stanley Capital Services, Inc.	USD	756	JPY	99,273	09/08/2022	(40,692)
Morgan Stanley Capital Services, Inc.	CLP	1,372,590	USD	1,519	09/15/2022	(9,120)
Morgan Stanley Capital Services, Inc.	EUR	1,215	USD	1,216	09/21/2022	(6,149)
Morgan Stanley Capital Services, Inc.	USD	3,045	CAD	3,962	09/21/2022	(28,448)
Morgan Stanley Capital Services, Inc.	USD	1,964	EUR	1,948	09/29/2022	(2,821)
Morgan Stanley Capital Services, Inc.	USD	2,881	BRL	14,596	10/04/2022	(96,785)
Morgan Stanley Capital Services, Inc.	USD	927	AUD	1,343	10/20/2022	(7,918)
Morgan Stanley Capital Services, Inc.	TWD	125,392	USD	4,200	10/21/2022	62,985

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services, Inc.	USD	1,600	TWD	47,709	10/21/2022	$(26,150)
Morgan Stanley Capital Services, Inc.	IDR	9,906,146	USD	650	10/27/2022	(15,991)
Morgan Stanley Capital Services, Inc.	KRW	2,236,436	USD	1,702	10/27/2022	35,055
Morgan Stanley Capital Services, Inc.	USD	34	IDR	513,370	10/27/2022	853
Morgan Stanley Capital Services, Inc.	USD	631	IDR	9,323,809	10/27/2022	(4,206)
Morgan Stanley Capital Services, Inc.	USD	2,730	PHP	151,725	10/27/2022	(41,407)
Morgan Stanley Capital Services, Inc.	USD	922	MYR	4,089	12/15/2022	(8,595)
Natwest Markets PLC	COP	2,755,156	USD	605	09/15/2022	(15,477)
Natwest Markets PLC	MYR	13,955	USD	3,112	12/15/2022	(4,031)
Standard Chartered Bank	TWD	104,887	USD	3,533	10/21/2022	72,302
State Street Bank & Trust Co.	CHF	1,665	USD	1,696	09/08/2022	(7,932)
State Street Bank & Trust Co.	USD	290	CHF	284	09/08/2022	374
State Street Bank & Trust Co.	USD	432	JPY	59,022	09/08/2022	(6,714)
State Street Bank & Trust Co.	CZK	11,949	USD	492	09/09/2022	2,065
State Street Bank & Trust Co.	HUF	146,666	EUR	357	09/09/2022	(8,184)
State Street Bank & Trust Co.	HUF	161,808	USD	415	09/09/2022	9,701
State Street Bank & Trust Co.	PLN	1,817	USD	387	09/09/2022	1,131
State Street Bank & Trust Co.	PLN	4,329	USD	909	09/09/2022	(11,078)
State Street Bank & Trust Co.	USD	429	CZK	10,528	09/09/2022	2,121
State Street Bank & Trust Co.	USD	681	CZK	16,249	09/09/2022	(15,385)
State Street Bank & Trust Co.	USD	1,148	HUF	466,371	09/09/2022	19,862
State Street Bank & Trust Co.	USD	235	HUF	92,252	09/09/2022	(4,001)
State Street Bank & Trust Co.	USD	92	PLN	434	09/09/2022	216
State Street Bank & Trust Co.	USD	209	PLN	971	09/09/2022	(2,585)
State Street Bank & Trust Co.	CNH	727	USD	107	09/15/2022	2,181
State Street Bank & Trust Co.	AUD	359	USD	249	09/21/2022	2,875
State Street Bank & Trust Co.	GBP	300	USD	364	09/21/2022	15,414
State Street Bank & Trust Co.	JPY	28,110	USD	203	09/21/2022	681
State Street Bank & Trust Co.	NZD	526	USD	333	09/21/2022	11,182
State Street Bank & Trust Co.	USD	297	CHF	287	09/21/2022	(3,225)
State Street Bank & Trust Co.	USD	484	JPY	64,492	09/21/2022	(19,242)
State Street Bank & Trust Co.	USD	333	NOK	3,236	09/21/2022	(6,942)
State Street Bank & Trust Co.	DKK	3,815	USD	545	09/22/2022	28,746
State Street Bank & Trust Co.	NOK	2,228	USD	228	09/22/2022	3,562
State Street Bank & Trust Co.	SEK	7,726	USD	769	09/22/2022	43,501
State Street Bank & Trust Co.	USD	604	NOK	6,040	09/22/2022	3,577

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	EUR	6,855	USD	7,017	09/29/2022	$116,020
State Street Bank & Trust Co.	MXN	7,617	USD	377	09/29/2022	385
State Street Bank & Trust Co.	USD	2,522	EUR	2,476	09/29/2022	(29,172)
State Street Bank & Trust Co.	USD	1,041	MXN	21,522	09/29/2022	21,691
State Street Bank & Trust Co.	USD	628	AUD	909	10/20/2022	(5,101)
State Street Bank & Trust Co.	CAD	5,790	USD	4,499	10/27/2022	92,144
State Street Bank & Trust Co.	USD	726	CAD	936	10/27/2022	(13,476)
State Street Bank & Trust Co.	USD	6,007	THB	210,773	11/10/2022	(201,573)
State Street Bank & Trust Co.	GBP	2,381	USD	2,802	11/17/2022	31,387
UBS	COP	1,561,012	USD	351	09/15/2022	(266)
UBS	USD	767	SEK	7,820	09/22/2022	(33,141)
UBS	USD	1,278	TWD	38,132	10/21/2022	(20,120)

						$774,593

CALL OPTIONS WRITTEN

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)		Premiums Received	U.S. $ Value
S&P 500 Index(k)	UBS AG	13,764	USD	4,440.00	September 2022	USD	13,764,000	$32,017	$(692)

PUT OPTIONS WRITTEN

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)		Premiums Received	U.S. $ Value
S&P 500 Index(k)	UBS AG	12,214	USD	3,940.00	September 2022	USD	12,214,000	$54,597	$(223,521)

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
AUD	15,000	07/09/2025	6 Month BBSW	3.168%	Semi-Annual	$(162,695)	$483,963	$(646,658)
AUD	4,740	02/23/2027	6 Month BBSW	3.040%	Semi-Annual	(108,371)	184,460	(292,831)
NZD	20,260	02/24/2027	3 Month BKBM	3.508%	Quarterly/ Semi-Annual	(328,063)	515,221	(843,284)
AUD	9,490	02/27/2027	6 Month BBSW	2.975%	Semi-Annual	(234,934)	350,500	(585,434)
NZD	10,120	02/28/2027	3 Month BKBM	3.445%	Quarterly/ Semi-Annual	(180,523)	240,319	(420,842)
NZD	2,370	02/28/2027	3.445%	3 Month BKBM	Semi-Annual/ Quarterly	42,281	6,332	35,949

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	30,190	05/13/2027	1 Day SOFR	2.682%	Annual	$(453,355)	$—	$(453,355)
AUD	8,630	11/13/2030	6 Month BBSW	0.872%	Semi-Annual	(1,316,072)	(566,998)	(749,074)
AUD	5,500	11/13/2030	0.872%	6 Month BBSW	Semi-Annual	838,491	888,786	(50,295)
NZD	9,130	11/16/2030	0.839%	3 Month BKBM	Semi-Annual/ Quarterly	667	(985)	1,652
NZD	9,130	11/16/2030	3 Month BKBM	0.839%	Quarterly/ Semi-Annual	(638)	4,468	(5,106)
USD	4,800	05/13/2032	1.603%	1 Day SOFR	Annual	537,532	455,719	81,813

						$(1,365,680)	$2,561,785	$(3,927,465)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at August 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
CDX-NAHY Series 37, 5 Year Index, 12/20/2026*	5.00%	Quarterly	4.97%	USD	8,682	$95,093	$447,390	$(352,297)

*	Termination date
(a)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(b)	Non-income producing security.
(c)	Represents entire or partial securities out on loan.
(d)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2022, the aggregate market value of these securities amounted to $411,247 or 0.2% of net assets.

(e)	Fair valued by the Adviser.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	When-Issued or delayed delivery security.
(h)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(i)	Affiliated investments.
(j)	The rate shown represents the 7-day yield as of period end.
(k)	One contract relates to 1 share.
(l)

As of August 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $35,838,149 and gross unrealized depreciation of investments was $(21,133,848), resulting in net unrealized appreciation of $14,704,301.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

COP – Colombian Peso

CZK – Czech Koruna

DKK – Danish Krone

EUR – Euro

GBP – Great British Pound

HUF – Hungarian Forint

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

PHP – Philippine Peso

PLN – Polish Zloty

SEK – Swedish Krona

THB – Thailand Baht

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

BBSW – Bank Bill Swap Reference Rate (Australia)

BKBM – Bank Bill Benchmark (New Zealand)

CBT – Chicago Board of Trade

CDX-NAHY – North American High Yield Credit Default Swap Index

CME – Chicago Mercantile Exchange

CPI – Consumer Price Index

ETF – Exchange Traded Fund

ETS – Emission Trading Scheme

KC HRW – Kansas City Hard Red Winter

LME – London Metal Exchange

MSCI – Morgan Stanley Capital International

OMXS – Stockholm Stock Exchange

OSE – Osaka Securities Exchange

RBOB – Reformulated Gasoline Blend-Stock for Oxygen Blending (Unleaded Gas)

REG – Registered Shares

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

SPI – Share Price Index

TIPS – Treasury Inflation Protected Security

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

ULSD – Ultra-Low Sulfur Diesel

WTI – West Texas Intermediate

COUNTRY BREAKDOWN1

August 31, 2022 (unaudited)

58.6%	United States
9.6%	Japan
3.3%	Luxembourg
3.0%	Canada
1.4%	United Kingdom
1.0%	France
0.9%	Switzerland
0.7%	Germany
0.6%	Mexico
0.5%	Sweden
0.5%	Denmark
0.3%	Netherlands
0.3%	Spain
1.6%	Other
17.7%	Short-Term Investments

100.0%	Total Investments

[1]

All data are as of August 31, 2022. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.3% or less in the following: Argentina, Australia, Austria, Belgium, Bermuda, Brazil, Chile, Colombia, Finland, Ireland, Italy, Jordan, Mongolia, Norway, Portugal, South Africa, Turkey, United Arab Emirates and Zambia.

AB Global Risk Allocation Fund, Inc.

August 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2022:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Inflation-Linked Securities	$—	$84,288,831	$—		$84,288,831
Common Stocks:
Information Technology	9,607,826	708,174	—		10,316,000
Financials	5,976,707	2,221,875	—		8,198,582
Health Care	5,172,331	1,705,761	—		6,878,092
Industrials	4,971,929	1,368,971	11,296		6,352,196
Consumer Staples	4,428,912	1,695,959	—		6,124,871
Materials	3,669,899	1,352,332	—		5,022,231
Utilities	3,212,102	1,508,937	—		4,721,039
Consumer Discretionary	3,629,133	1,066,327	—		4,695,460
Energy	2,526,032	1,088,321	—		3,614,353
Communication Services	2,017,874	734,346	—		2,752,220
Real Estate	2,049,893	348,602	0	(a)	2,398,495
Consumer Durables & Apparel	51,272	—	—		51,272
Investment Companies	13,820,985	—	0	(a)	13,820,985
Governments - Sovereign Bonds	—	1,171,065	—		1,171,065
Options Purchased - Puts	—	609,593	—		609,593
Warrants	8,429	—	—		8,429
Preferred Stocks	2,643	—	—		2,643
Short-Term Investments	34,708,476	—	—		34,708,476
Investments of Cash Collateral for
Securities Loaned in Affiliated Money
Market Fund	1,736,669	—	—		1,736,669

Total Investments in Securities	97,591,112	99,869,094	11,296		197,471,502
Other Financial Instruments(b):
Assets:
Futures	3,221,611	—	—		3,221,611
Forward Currency Exchange
Contracts	—	3,403,405	—		3,403,405
Centrally Cleared Interest Rate Swaps	—	1,418,971	—		1,418,971
Centrally Cleared Credit Default
Swaps	—	95,093	—		95,093
Liabilities:
Futures	(1,819,048)	—	—		(1,819,048)
Forward Currency Exchange
Contracts	—	(2,628,812)	—		(2,628,812)
Call Options Written	—	(692)	—		(692)
Put Options Written	—	(223,521)	—		(223,521)
Centrally Cleared Interest Rate Swaps	—	(2,784,651)	—		(2,784,651)

Total	$98,993,675	$99,148,887	$11,296		$198,153,858

(a)	The Fund held securities with zero market value at period end.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2022 is as follows:

Fund	Market Value 11/30/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$8,456	$156,507	$130,255	$34,708	$138
Government Money Market Portfolio*	4,140	50,923	53,326	1,737	13
Total	$12,596	$207,430	$183,581	$36,445	$151

*	Investments of cash collateral for securities lending transactions.